Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Common Equity Tier 1 capital:
Actual	¥ 2,256,768
Required	120.00%
Common Equity Tier 1 capital:
Required	4.50%
Leverage Ratio:
Required	3.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	¥ 4,978,000	¥ 4,661,000
Actual	7,245,000	7,390,000
Required	5,910,000	5,529,000
Actual	¥ 9,024,000	¥ 9,232,000
Required	9.51%	9.55%
Actual	14.52%	15.94%
Required	¥ 7,152,000	¥ 6,687,000
Actual	¥ 10,722,000	¥ 10,918,000
Required	11.51%	11.55%
Actual	17.25%	18.85%
Required	¥ 6,629,000	¥ 6,257,000
Actual	¥ 9,024,000	¥ 9,232,000
Common Equity Tier 1 capital:
Required	8.01%	8.05%
Actual	11.65%	12.76%
Leverage Ratio:
Required	3.00%	3.00%
Actual	4.08%	4.42%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required	¥ 2,567,000	¥ 2,388,000
Actual	6,501,000	6,690,000
Required	3,422,000	3,184,000
Actual	¥ 8,275,000	¥ 8,527,000
Required	6.00%	6.00%
Actual	14.50%	16.06%
Required	¥ 4,563,000	¥ 4,246,000
Actual	¥ 9,865,000	¥ 10,098,000
Required	8.00%	8.00%
Actual	17.29%	19.02%
Required	¥ 6,160,000	¥ 5,758,000
Actual	¥ 8,275,000	¥ 8,527,000
Common Equity Tier 1 capital:
Required	4.50%	4.50%
Actual	11.39%	12.60%
Leverage Ratio:
Required	3.00%	3.00%
Actual	4.02%	4.44%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	¥ 2,403,000	¥ 2,272,000
Actual	6,130,000	6,363,000
Required	3,204,000	3,029,000
Actual	¥ 7,905,000	¥ 8,199,000
Required	6.00%	6.00%
Actual	14.80%	16.23%
Required	¥ 4,272,000	¥ 4,039,000
Actual	¥ 9,482,000	¥ 9,757,000
Required	8.00%	8.00%
Actual	17.75%	19.32%
Required	¥ 5,884,000	¥ 5,517,000
Actual	¥ 7,905,000	¥ 8,199,000
Common Equity Tier 1 capital:
Required	4.50%	4.50%
Actual	11.47%	12.60%
Leverage Ratio:
Required	3.00%	3.00%
Actual	4.03%	4.45%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required	¥ 93,000	¥ 95,000
Actual	489,000	500,000
Required	124,000	127,000
Actual	¥ 489,000	¥ 501,000
Required	6.00%	6.00%
Actual	23.66%	23.70%
Required	¥ 165,000	¥ 169,000
Actual	¥ 491,000	¥ 505,000
Required	8.00%	8.00%
Actual	23.74%	23.87%
Required	¥ 216,000	¥ 229,000
Actual	¥ 489,000	¥ 501,000
Common Equity Tier 1 capital:
Required	4.50%	4.50%
Actual	23.64%	23.67%
Leverage Ratio:
Required	3.00%	3.00%
Actual	6.79%	6.55%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	¥ 93,000	¥ 94,000
Actual	475,000	494,000
Required	123,000	126,000
Actual	¥ 475,000	¥ 494,000
Required	6.00%	6.00%
Actual	23.10%	23.58%
Required	¥ 165,000	¥ 168,000
Actual	¥ 477,000	¥ 498,000
Required	8.00%	8.00%
Actual	23.18%	23.75%
Required	¥ 214,000	¥ 227,000
Actual	¥ 475,000	¥ 494,000
Common Equity Tier 1 capital:
Required	4.50%	4.50%
Actual	23.10%	23.58%
Leverage Ratio:
Required	3.00%	3.00%
Actual	6.66%	6.53%